Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Qualifying Cash Flow Hedging Instruments	$ 341	$ (306)	$ 2,295	$ 2,923
Accumulated Other Comprehensive Income (Loss), Pension Adjustments	(16,253)	(22,941)	(17,539)	(10,294)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Available for Sale Marketable Securities		(656)	7,073	5,837
Accumulated Other Comprehensive Income (Loss), Foreign Exchange Gain (Loss) on Currency Translation	1,144
Accumulated Other Comprehensive Income (Loss), Total	(14,768)	(23,903)	(8,171)	(1,534)
Other comprehensive (loss) income, Qualifying cash flow hedging instruments	647	(2,601)	(628)
Other comprehensive (loss) income, Pension adjustments	6,688	(5,402)	(7,245)
Other Comprehensive (loss) income, Unrealized gain on available for sale marketable securities	656	(7,729)	1,236
Accumulated Other Comprehensive Income (Loss), Foreign Exchange Gain (Loss) on Currency Translation	1,144
Other comprehensive income (loss)	$ 9,135	$ (15,732)	$ (6,637)